PIA Short-Term Securities Fund
PIA Short-Term Securities Fund
Investment Objective
The Fund’s investment objective is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	PIA Short-Term Securities Fund Advisor Class
SHAREHOLDER FEES (fees paid directly from your investment)	none

Annual Fund Operating Expenses	PIA Short-Term Securities Fund Advisor Class
Management Fees	0.20%
Distribution and Service (Rule 12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.41%
Less: Fee Waiver	(0.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.39%
[1]	Pacific Income Advisers, Inc. (t he "Adviser") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to the extent necessary to limit Total Annual Fund Operating Expenses for the Fund (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) to 0.39% of the Fund's average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least March 28, 201 7 , and may be terminated only by the Trust's Board of Trustees (the "Board" or the "Trustees"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same   (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
PIA Short-Term Securities Fund | Advisor Class | USD ($)	40	130	228	516

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund is a diversified investment company that normally invests at least 80% of its net assets in short-term securities having a duration of less than three years.  Under normal market conditions, the Fund purchases securities rated BBB- and/or Baa3 or better by a Nationally Recognized Statistical Rating Organization (“NRSRO”).

The Fund primarily invests in securities issued or guaranteed by the U.S. Government and its agencies, investment grade mortgage-backed securities (including commercial mortgage-backed securities), and investment grade debt securities (including asset-backed securities and collateralized mortgage obligations).

The Fund may invest up to 20% of its net assets in debt futures contracts, option contracts, options on securities and options on debt futures.  The Fund may invest in these types of derivative securities for both bona fide hedging purposes and for speculative purposes.

The Fund may invest up to 10% of its net assets in other investment companies (mutual funds and exchange-traded funds (“ETFs”)), including in any mutual fund advised by the Adviser (a “PIA Fund”), provided that investment in an investment company that predominantly invests in high yield (‘junk bond”) securities will count towards the Fund’s limitation of no more than 5% of the Fund’s net assets invested in high yield securities.  To the extent that the Fund invests in a PIA Fund, the Adviser will waive any management fee charged by the PIA Fund.

Duration is a measure of a debt security’s price sensitivity.  Higher duration indicates bonds that are more sensitive to interest rate changes.  Bonds with shorter duration have lower risk associated with interest rates.  Duration takes into account a debt security’s cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.  The weighted average duration of the Fund portfolio will generally range from six months on the short end to three years on the long end.

The Adviser may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

In selecting investments for the Fund, the Adviser primarily will consider credit quality, duration and yield.

The Adviser may sell a security as part of its overall investment decision to reposition assets into a more attractive security or to implement a change in maturity and quality to the overall portfolio.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

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Market Risk.  The prices of the securities in which the Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•	Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.

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Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments.

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Prepayment Risk.  Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.  Prepayment risk is a major risk of mortgage-backed securities.

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Risks Associated with Asset-Backed Securities.   These include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk (each described above).  Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.  When interest rates decline, the prepayment of assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

•
Risks Associated with Mortgage-Backed Securities.  These include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk (each described above) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.  In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in the securities.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Fund at quoted market prices.

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Derivatives Risk.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

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Leverage Risk.  Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument.  Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

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Adjustable Rate and Floating Rate Securities Risks.  Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.

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Risks Associated with Inflation and Deflation.  Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time.  Deflation risk is the risk that prices throughout the economy decline over time – the opposite of inflation.

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ETF and Mutual Fund Risk.   When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

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High Yield Securities Risk.  Securities with ratings lower than BBB- or Baa3 are known as “high yield” securities (commonly known as “junk bonds”).  High yield securities provide greater income and opportunity for gains than higher-rated securities but entail greater risk of loss of principal.

Performance
The following performance information provides some indication of the risks of investing in the Fund .  The bar chart shows the annual returns for the Fund from year to year.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Calendar Year Total Returns as of December 31

During the period shown on the bar chart, the Fund’s highest total return for a quarter was 1.89% (quarter ended March 31, 2008) and the lowest total return for a quarter was ‑0.25% (quarter ended June 30, 2013).

Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Returns - PIA Short-Term Securities Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Advisor Class	PIA Short-Term Securities Fund Return Before Taxes	0.28%	0.37%	1.84%
After Taxes on Distributions | Advisor Class	PIA Short-Term Securities Fund Return After Taxes on Distributions	(0.10%)	0.12%	1.18%
After Taxes on Distributions and Sale of Fund Shares | Advisor Class	PIA Short-Term Securities Fund Return After Taxes on Distributions and Sale of Fund Shares	0.16%	0.18%	1.18%
BofA Merrill Lynch 1-Year U.S. Treasury Note Index (reflects no deduction for fees, expenses or taxes)	BofA Merrill Lynch 1-Year U.S. Treasury Note Index (reflects no deduction for fees, expenses or taxes)	0.15%	0.28%	1.78%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).   The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.